Commitments and Contingencies - Additional Information (Detail) (USD $)	0 Months Ended	1 Months Ended			9 Months Ended		12 Months Ended		11 Months Ended	12 Months Ended
	Jan. 31, 2013 Installment	Aug. 31, 2014	Dec. 31, 2012	Jul. 30, 2012	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Nov. 16, 2012	Dec. 31, 2011
Commitments And Contingencies [Line Items]
Legal reserves			$ 2,527,000				$ 9,263,000	$ 2,527,000
Operating leases with related and unrelated parties expiring year					2028		2028
Leasehold allowance							4,382,000
Initial lease term		11 years		15 years			15 years
Estimated fair value of lease								0
Number of monthly rental payments	156
Monthly rental payments	83,000
Option for additional lease term	36 months
Lease expiration date					2016-08
Capital lease obligation			8,769,000		13,300,000		10,467,000	8,769,000
Rent expense for operating leases			657,000		7,200,000	4,100,000	6,147,000
Loss contingency accrual					7,600,000		9,300,000
Predecessor [Member]
Commitments And Contingencies [Line Items]
Rent expense for operating leases									$ 4,609,000	$ 5,079,000
Equipment and software [Member]
Commitments And Contingencies [Line Items]
Lease expiration date							2016-08
Vehicles [Member]
Commitments And Contingencies [Line Items]
Vehicles leased under Fleet Lease Agreement							315	223
Lease agreement term					36 months
Average remaining life for fleet					27 months		25 months
Vehicles [Member] | Minimum [Member]
Commitments And Contingencies [Line Items]
Lease agreement term							36 months
Vehicles [Member] | Maximum [Member]
Commitments And Contingencies [Line Items]
Lease agreement term							48 months